Feb. 28, 2020
Investor Class Shares | SA U.S. Small Company Fund
SA FUNDS – Investment Trust
SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated February 28, 2020 to the

Prospectuses of each Fund,

each dated October 29, 2019

This Supplement amends information in the Funds’ Prospectuses of the SA Funds – Investment Trust, each dated October 29, 2019. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

All Funds

Effective February 7, 2020, BAM Advisor Services, LLC d/b/a as Loring Ward, the Investment Adviser to the Funds changed its name to Buckingham Strategic Partners, LLC. All references to BAM Advisor Services LLC in the Prospectuses are replaced with Buckingham Strategic Partners, LLC.

With this change, all of the businesses under The Buckingham Family of Financial Services are unified under the Buckingham brand. This initiative represents a milestone following the November 2018 merger of BAM Advisor Services and Loring Ward, and enables the firm to better align the brands within its wealth management and turnkey asset management platform (“TAMP”) business lines.

Buckingham Wealth Partners became the new identity of the businesses collectively known now as The Buckingham Family of Financial Services. Following the change, the firm’s wealth management business line, Buckingham Strategic Wealth, and its TAMP business line, Buckingham Strategic Partners, both operate under the Buckingham Wealth Partners brand umbrella.

In addition, the following disclosure replaces the first paragraph under the Principal Investment Strategies section of each of the Prospectuses on page 17:

SA U.S. Small Company Fund

The Fund pursues its goal by generally investing in a broad and diverse group of securities listed on a securities exchange in the United States that is deemed appropriate by Dimensional Fund Advisors LP (the “Sub-Adviser”). The Sub-Adviser generally considers small cap companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2019, the market capitalization of an eligible company would be approximately $8.1 billion or below. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in securities of U.S. small cap companies.

Also, the following paragraph replaces the disclosure relating to the SA U.S. Small Company Fund under the Information about the Underlying SA Funds section of the Prospectus for the SA Worldwide Moderate Growth Fund under the heading Underlying Equity Funds on page 19:

SA U.S. Small Company Fund

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small cap companies traded on a principal U.S. exchange or on the OTC market in the United States. The Fund considers small cap companies as those whose market capitalizations generally are either in the lowest 12.5% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold.

You should retain this Supplement for future reference.